Cash, Cash Equivalents and Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Minimum amount of cash and cash equivalents as a percentage of net debt or total debt	5.00%
Cash, cash equivalents	$ 130,821	$ 149,604	$ 146,668
VIE
Cash and Cash Equivalents [Line Items]
Cash, cash equivalents	366	$ 23
Criteria One
Cash and Cash Equivalents [Line Items]
Minimum amount of cash and cash equivalents	25,000
Criteria Two
Cash and Cash Equivalents [Line Items]
Minimum amount of cash and cash equivalents	35,000
Criteria Three
Cash and Cash Equivalents [Line Items]
Minimum amount of cash and cash equivalents	50,000
Criteria Four
Cash and Cash Equivalents [Line Items]
Liquidity to be maintained as part of debt covenant	$ 43,000